Assets and liabilities held for sale - Summary of Assets and Liabilities Classified as Held for Sale (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	€ 10,259	€ 9,377
Non-current assets
Goodwill and intangibles	40,901	39,466
Property, plant and equipment	10,259	9,377
Other non-current assets	971	911
Non-current assets	60,556	57,364
Current assets
Inventories	5,177	5,119
Trade and other receivables	6,011	5,775
Current tax assets	373	427
Cash and cash equivalents	6,136	4,159
Current assets	19,194	17,902
Assets held for sale	167	691
Current liabilities
Trade payables and other current liabilities	16,690	16,857
Current tax liabilities	678	851
Financial liabilities due within one year	6,987	5,087
Provisions	831	537
Current liabilities	25,234	23,507
Non-current liabilities
Non-current financial liabilities	25,066	24,535
Deferred tax liabilities	4,342	3,995
Non-current liabilities	31,961	30,995
Liabilities held for sale	48	175
Non-current assets held for sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	3	2
Non-current assets
Property, plant and equipment	3	2
Disposal groups held for sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	33	21
Non-current assets
Goodwill and intangibles	94	534
Property, plant and equipment	33	21
Other non-current assets	1	1
Non-current assets	128	556
Current assets
Inventories	29	80
Trade and other receivables	6	47
Current tax assets	0	4
Cash and cash equivalents	1	2
Current assets	36	133
Current liabilities
Trade payables and other current liabilities	10	24
Current tax liabilities	1	2
Financial liabilities due within one year	30	0
Provisions	3	0
Current liabilities	44	26
Non-current liabilities
Pension and post-retirement healthcare liabilities	1	0
Non-current financial liabilities	0	4
Deferred tax liabilities	3	145
Non-current liabilities	€ 4	€ 149